Line of Credit - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Line of credit			$ 3,910,000	$ 0	$ 0
UBS [Member]
Interest payable, Current			10,000
Line of Credit [Member]
Line of credit			3,900,000
Line of Credit [Member] | UBS [Member]
Debt issuance costs, Line of credit arrangements, Net	$ 0		0
Line of credit facility, Description	There is no stated maturity date, there are no financial covenants and the amount of line of credit is solely dependent upon the total amount of assets the Company holds with UBS at any given point.
Line of credit facility, Remaining borrowing capacity			8,300,000
Proceeds from lines of credit			$ 3,900,000
Repayment of line of credit		$ 3,900,000
Agreement termination month year		2021-03
Line of Credit [Member] | UBS [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt instrument, Basis spread on variable rate			1.75%
Debt instrument, Description of variable rate basis			the 30-day LIBOR rate.